SEGMENT INFORMATION (Schedule of Major Customer Data) (Details) (Revenues [Member])	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]		[1]	13.40%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	10.70%		11.40%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	34.80%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.30%			[1]

[1]	Less than 10%